LOANS PAYABLE – RELATED PARTIES (Tables)	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
SCHEDULE OF LOAN

The specific terms of each loan are summarized in the table below:

	Issue	Maturity		Interest
Holder	Date	Date	Status	Rate	Principal
Ajesh Kapoor	7/10/2021	7/10/2026	Current	9.0%	$150,000
Ajesh Kapoor	8/27/2021	8/26/2026	Current	9.0%	235,000
Vivek Seghal	4/17/2023	10/13/2023	Default	10.0%	50,000
Ajesh Kapoor	5/5/2023	5/4/2024	Default	10.0%	50,000
Ajesh Kapoor	5/17/2023	5/16/2024	Default	10.0%	165,000
Amount due as of September 30, 2024					650,000
Less: Current portion of notes payable to related parties					265,000

Notes payable to related parties, net of current portion					$385,000